Capital Stock - Series B Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended				3 Months Ended	0 Months Ended		0 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	May 12, 2008 Investor	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Mar. 31, 2013 Common Stock [Member]	May 12, 2008 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	May 31, 2008 Series B Preferred Stock [Member]	May 12, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]	Sep. 30, 2014 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Jul. 24, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jun. 30, 2010 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member] Common Stock [Member]	May 12, 2008 Series B Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of accredited investors					5
Number of units issued																	400,000
Number of Series B Preferred Stock for each Series B unit																	1						1
Number of warrants to purchase common stock														2
Common stock purchase price, per share																	$ 1.00
Proceeds from issuance of preferred stock and warrants																$ 400,000	$ 400,000
Conversion ratio for each share																											2	2
Initial conversion price																$ 0.50	$ 0.50
Warrants exercisable price			$ 0.20							$ 0.25	$ 0.15	$ 0.20			$ 0.15	$ 0.50	$ 0.50				$ 0.50			$ 0.15
Number of years from issuance of warrants to convert as common stock																5 years	5 years
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20									$ 0.20
Convertible preferred stock, conversion price						$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447									$ 0.1452	$ 0.1500	$ 0.2000		$ 0.0667
Liquidation premium																					6.00%
Preferred stock, shares issued																		300,000				300,000			300,000
Preferred stock, shares outstanding																		300,000				300,000			300,000
Anti-dilution provisions related to warrants and exercise price																										$ 0.25